As filed with the Securities and Exchange Commission on August 10, 1998.
                                                             File No. 811-4404
                                                             File No. 33-00226

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|
                           Pre-Effective Amendment No. ___              |_|
                           Post-Effective Amendment No. 24              |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|
                           Amendment No. 26                             |X|


                         WEISS, PECK & GREER FUNDS TRUST
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

            ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004 (Address of
            --------------------------------------------------------
                     Principal Executive Offices) (Zip Code)

                   Registrant's Telephone Number: 800-223-3332


Name and Address of
Agent for Service:                                           Copies to:
------------------                                           ----------

Jay C. Nadel                                              Ernest V. Klein, Esq.
Weiss, Peck & Greer International Fund                    Hale and Dorr
One New York Plaza                                        60 State Street
New York, NY  10004                                       Boston, MA  02109


--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

          __ immediately upon filing pursuant to paragraph (b) of Rule 485
           X on September 1, 1998 pursuant to paragraph (b) of Rule 485
          __
          __ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          __ on ___________ pursuant to paragraph (a)(1) of Rule 485
          __ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
          __ on ___________ pursuant to paragraph (a)(2) of Rule 485

                     STATEMENT OF INCORPORATION BY REFERENCE

         The prospectus (Part A) and statement of additional information (Part
B) contained in Post-Effective Amendment No. 23 filed with the Securities and Exchange Commission on June 12, 1998 are hereby incorporated by reference in their entirety into this Post-Effective Amendment No. 24. The Trust's Annual Report also contained in Post-Effective Amendment No. 23 filed on June 12, 1998 is hereby incorporated by reference into the statement of additional information so incorporated by reference herein.aeM=

                         WEISS, PECK & GREER FUNDS TRUST

                            PART C. OTHER INFORMATION


Item 24.          FINANCIAL STATEMENTS AND EXHIBITS.
--------          ----------------------------------

         (a)      Financial Statements -

                  Included in Part A:

                     WPG Core Bond Fund

                              Financial Highlights for each of the ten years in the period ended to December 31, 1997.

                  Included in Part B:

                     WPG Core Bond Fund

                              Statement of Net Assets at December 31, 1997. Statement of Assets and Liabilities at
                                December 31, 1997.
                              Statement of Operations for the year ended
                                December 31, 1997.
                              Statements of Changes in Net Assets for the
                                years ended December 31, 1996 and December
                                31, 1997.
                              Financial Highlights.
                              Notes to Financial Statements.
                              Independent Auditors' Report.

                  Included in Part A:

                     WPG Government Money Market Fund

                              Financial Highlights for each of the years in the period January 22, 1989 to December 31, 1997.

                  Included in Part B:

                     WPG Government Money Market Fund

                              Statement of Net Assets at December 31, 1997. Statement of Assets and Liabilities at
                                December 31, 1997.

                      Statement of Operations for the year ended
                        December 31, 1997.
                      Statement of Changes in Net Assets for the
                        years ended December 31, 1996 and December
                        31, 1997.
                      Financial Highlights.
                      Notes to Financial Statements.
                      Independent Auditors' Report.

                  Included in Part A:

                     WPG Tax Free Money Market Fund

                              Financial Highlights for each of the years in the period January 22, 1989 to December 31, 1997.

                 Included in Part B:

                     WPG Tax Free Money Market Fund

                         Statement of Net Assets at December 31, 1997. Statement of Assets and Liabilities at
                           December 31, 1997.
                         Statement of Operations for the year ended
                           December 31, 1997.
                         Statement of Changes in Net Assets for the
                           years ended December 31, 1996 and December
                           31, 1997.
                         Financial Highlights.
                         Notes to Financial Statements.
                         Independent Auditors' Report.

                  Included in Part A:

                     WPG Quantitative Equity Fund

                              Financial Highlights for each of the years in the period January 1, 1993 to December 31, 1997.

                 Included in Part B:

                     WPG Quantitative Equity Fund

                              Statement of Net Assets at December 31, 1997.

                             Statement of Assets and Liabilities at
                               December 31, 1997
                             Statement of Operations for the year ended
                               December 31, 1997.
                             Statement of Changes in Net Assets for the
                               years ended December 31, 1996 and December
                               31, 1997.
                             Financial Highlights.
                             Notes to Financial Statements.
                             Independent Auditors Report.

                  Included in Part A:

                     WPG Intermediate Municipal Bond Fund

                              Financial Highlights for each of the years in the period July 1, 1993 through December 31, 1997.

                  Included in Part B:

                    WPG Intermediate Municipal Bond Fund

                             Statement of Net Assets at December 31, 1997. Statement of Assets and Liabilities at
                               December 31, 1997.
                             Statement of Operations for the year ended
                               December 31, 1997.
                             Statement of Changes in Net Assets for the
                               years ended December 31, 1996 and December
                               31, 1997.
                            Financial Highlights.
                            Notes to Financial Statements.
                            Independent Auditors Report.

         (b) Exhibits - (Exhibits previously filed are incorporated by reference to the filing containing such exhibit identified in the description of the exhibit.)

         (1)(a) Amended and Restated Declaration of Trust dated May 1, 1993 of Registrant (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).

         (1)(b) Certificate of Amendment dated October 28, 1993 to the Amended and Restated Declaration of Trust (previously filed with Post-Effective Amendment No. 22 on April 30,
                  1998).

         (2) By-Laws of Registrant (previously filed with the Post- Effective Amendment No. 22 on
                  April 30, 1998).

         (3)      Not Applicable.

         (4)      Not Applicable.

         (5)(a)   Form of Investment Advisory Agreement
                  between WPG Government Money Market Fund and
                  Weiss, Peck & Greer, L.L.C. (previously
                  filed with Post-Effective Amendment No. 23 on June 12, 1998).

         (5)(b)   Form of Investment Advisory Agreement
                           between WPG Tax Free Money Market Fund and
                           Weiss, Peck & Greer, L.L.C.(previously filed with Post-Effective Amendment No. 23 on June 12, 1998).

         (5)(c)   Form of Investment Advisory Agreement between WPG
                  Core Bond Fund and Weiss, Peck & Greer, L.L.C.
                  (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).

         (5)(d) Form of Investment Advisory Agreement between WPG Quantitative Equity Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).

         (5)(e)   Form of Investment Advisory Agreement
                  between WPG Intermediate Municipal Bond Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).

         (5)(f)   Administration Agreement between WPG Government
                  Money Market Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).

         (5)(g) Administration Agreement between WPG Tax Free Money Market Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 22 on April 30,
                  1998).



         (5)(h) Administration Agreement between WPG Core Bond Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).

         (5)(i) Administration Agreement between WPG Quantitative Equity Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 22 on April 30,
                  1998).

         (5)(j) Administration Agreement between WPG Intermediate Municipal Bond Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).

         (6)      Principal Underwriting Agreement (to be filed).

         (7)      Not applicable.

         (8) Custodian Agreement between the Registrant and Boston Safe Deposit and Trust Company dated March 20, 1989 (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).

         (9)(a)   Transfer Agency Agreement between the
                  Registrant and Boston Safe Deposit and Trust
                  Company dated March 20, 1989 (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).

         (9)(b) Accounting Services Agreement between the Registrant and The Boston Company Advisors, Inc. dated March 20, 1989 (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).

         (10) Opinion and Consent of Hale and Dorr LLP (previously filed with Post-Effective Amendment No. 22 on April 30,
                  1998).

         (11)     Consent of Independent Auditors (filed herewith).

         (12)     Not Applicable.

         (13)     Not Applicable.

         (14)(a)  Prototype Pension Plan and Adoption Agreement
                  (previously filed with Pre-Effective Amendment No. 1 on January 24, 1986).


         (14)(b) Prototype Individual Retirement Account Plan (previously filed with Pre-Effective Amendment No. 1 on January 24,
                  1986).

         (15) Administration and Service Plan of WPG Core Bond Fund (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).

         (16)     Not Applicable.

         (17)(a) Financial Data Schedule of WPG Core Bond Fund (filed herewith).

         (17)(b)  Financial Data Schedule of WPG Government Money
                  Market Fund (filed herewith).

         (17)(c) Financial Data Schedule of WPG Intermediate Municipal Bond Fund (filed herewith).

         (17)(d) Financial Data Schedule of WPG Quantitative Equity Fund (filed herewith).

         (17)(e) Financial Data Schedule of WPG Tax Free Money Market Fund (filed herewith).

         (18)     Not Applicable.

         (19) Powers of Attorney previously filed with Post-Effective Amendment No. 22 on April 30,
                  1998).


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
--------  --------------------------------------------------------------

          Not Applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF JULY 31, 1998).
--------  ------------------------------------------------------


                                                            NUMBER OF
             TITLE OF CLASS                                RECORD HOLDERS
             --------------                                --------------

         WPG Core Bond Fund Shares                              596

         WPG Government Money Market Fund Shares              3,504

         WPG Intermediate Municipal Bond
         Fund Shares                                            203

         WPG Quantitative Equity Fund Shares                    611

         WPG Tax Free Money Market Fund Shares                1,446


Item 27.  INDEMNIFICATION.
--------  ----------------

          Reference is made to Article VIII of the Registrant's
          Declaration of Trust and Article V of the Registrant's
          By-Laws.

          Nothing in the By-Laws of the Trust may be construed to be in derogation of the provisions of Section 17(h) of the Investment Company Act of 1940 (the "1940 Act") which provides that the by-laws of a registered investment company shall not contain any provision which protects or purports to protect any director or officer of such company against any liability of the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

          The Registrant understands that in the opinion of the Securities and Exchange Commission (the "Commission") an indemnification provision does not violate Section 17(h) of the 1940 Act if it precludes indemnification for any liability whether or not there is an adjudication of liability, arising by reason of disabling conduct. Reasonable and fair means for determining whether indemnification shall be made include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts that the indemnitee was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the preceding ("disinterested nonparty trustees"), or (b) an independent legal counsel in a written opinion.

         The Registrant further understands that in the Commission's view the dismissal of either a court action or an administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would provide reasonable assurance that he was not liable by reason of disabling conduct. A determination by the vote of a majority of a quorum of disinterested nonparty trustees would also provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

         The Registrant further understands that the Commission believes that an indemnification provision does not violate
         Section 17(h) of the 1940 Act simply because it requires or permits the Registrant to advance attorney's fees or other expenses incurred by its trustees, officers or investment adviser in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as the provision also requires at least one of the following as a condition to the advance: (1) the indemnitee shall provide security for his undertaking, (2) The Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested nonparty trustees of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The Registrant is also aware that the Commission believes that an improper indemnification payment or advance of legal expenses could constitute a breach of fiduciary duty involving personal misconduct under Section 36 of the 1940 Act or an unlawful and willful conversion of an investment company's assets under Section 37 of the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction on the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
--------   -----------------------------------------------------

         The business and other connections of the officers and directors of Weiss, Peck & Greer, L.L.C. are listed on the Form ADV of Weiss, Peck & Greer, L.L.C. as currently on file with the Commission (File No. 801-6604), the text of which is hereby incorporated by reference.

Item 29.  PRINCIPAL UNDERWRITERS.
--------  -----------------------

          (a) [_____________], the principal underwriter of shares of the Registrant (the "Principal Underwriter"), acts as principal underwriter to each investment company in the Weiss, Peck & Greer Group of Mutual Funds. These mutual funds include: WPG Growth Fund; Weiss, Peck & Greer International Fund; WPG Tudor Fund; WPG Growth and Income Fund; RWB/WPG U.S. Large Stock Fund; and Tomorrow Funds Retirement Trust.

          (b)      Directors and Officers of [__________________]:



                                        POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME AND PRINCIPAL ADDRESS              WITH UNDERWRITER                WITH REGISTRANT
------------------------------------    ----------------------------    --------------------------




          (c)      Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.
--------  ---------------------------------

          All account, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained (1) at the offices of the Registrant at One New York Plaza, New York, New York 10004 (2) at the offices of the Registrant's Custodian, Boston Safe Deposit and Trust Company, at One Boston

          Place, Boston, MA 02109 and (3) at the offices of the Registrant's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9037, Boston, MA 02205.

Item 31.  MANAGEMENT SERVICES.
--------  --------------------

          Not applicable.



Item 32.  UNDERTAKINGS.
--------  -------------

          (a)      Not applicable.

          (b)      Not applicable.

          (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the 1940 Act from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

          (d) Registrant undertakes to comply with Section 16(c) of the 1940 Act which relates to the assistance to be rendered to shareholders by the Trustees of the Trust in calling a meeting of shareholders for the purposes of voting upon the question of the removal of a trustee.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 10th day of August, 1998.


                                   WEISS, PECK & GREER FUNDS TRUST


                                   /S/FRANCIS H. POWERS
                                   Francis H. Powers
                                   Executive Vice President


         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                           TITLE                         DATE
---------                           -----                         ----


/S/ROGER J. WEISS              Chairman of the Board            August 10, 1998
---------------------          (Principal Executive
Roger J. Weiss                  Officer) and Trustee




/S/FRANCIS H. POWERS           Executive Vice President         August 10, 1998
---------------------          and Treasurer (Principal
Francis H. Powers              Financial and Accounting
                               Officer)



RAYMOND R. HERRMANN, JR.*      Trustee                          August 10, 1998
------------------------
Raymond R. Herrmann, Jr.

SIGNATURE                           TITLE                         DATE
---------                           -----                         ----


LAURENCE J. ISRAEL*                 Trustee                 August 10, 1998
Laurence J. Israel

GRAHAM E. JONES*                    Trustee                 August 10, 1998
Graham E. Jones

PAUL MEEK*                          Trustee                 August 10, 1998
Paul Meek

WILLIAM B. ROSS*                    Trustee                 August 10, 1998
William B. Ross

ROBERT A. STRANIERE*                Trustee                 August 10, 1998
Robert A. Straniere


*    By:   /S/FRANCIS H. POWERS                             August 10, 1998
           --------------------------------------------
           Francis H. Powers
           Attorney-in-fact

                                  EXHIBIT INDEX
                                  -------------


         The following exhibits are filed as part of this Registration
Statement.


EXHIBIT           DESCRIPTION
-------           -----------


11.         Consent of Independent Auditors.

17.(a)      Financial Data Schedule of WPG Core Bond Fund.

17.(b)      Financial Data Schedule of WPG Government Money Market Fund.

17.(c)      Financial Data Schedule of WPG Intermediate Municipal Bond Fund.

17.(d)      Financial Data Schedule of WPG Quantitative Equity Fund.

17.(e)      Financial Data Schedule of WPG Tax Free Money Market Fund.